Fair Value Measures	12 Months Ended
Dec. 31, 2012
Fair Value Measure [Abstract]
Fair Value Measures
17.	Fair Value Measures

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market for such asset or liability.  The fair value hierarchy established in the Financial Accounting Standards Board accounting standards codification topic titled Fair Value Measurements establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  Level 1 inputs are based on unadjusted quoted market prices in active markets for identical assets or liabilities.  Level 2 inputs are based on significant observable inputs other than those in Level 1, either directly or indirectly.  Level 3 inputs are based on significant unobservable inputs.  The level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The Company values investment securities classified as available for sale on a recurring basis.  U.S. Treasury securities, government agency securities, and an equity investment in an actively traded public utility are valued utilizing Level 1 inputs.  Municipal debt securities and equity investments in community banks are valued using Level 2 inputs.  The Company has no assets measured at fair value on a recurring basis that are valued with Level 3 inputs.  At December 31, 2012, values for available for sale investment securities measured at fair value on a recurring basis were established as follows:

	Total Fair Value	Level 1 Inputs	Level 2 Inputs
Decemer 31, 2012
Securities available for sale:
U.S. Treasury	$72,173,340	$72,173,340	$-
State and municipal	403,437	-	403,437
Equity	1,706,150	401,632	1,304,518
Total assets measured on a recurring basis	$74,282,927	$72,574,972	$1,707,955

Decemer 31, 2011
Securities available for sale:
U.S. Treasury	$47,158,939	47,158,939	$-
State and municipal	292,405	-	292,405
Equity	1,645,531	398,992	1,246,539
Total assets measured on a recurring basis	$49,096,875	$47,557,931	$1,538,944

Decemer 31, 2010
Securities available for sale:
U.S. Treasury	$57,099,491	$57,099,491	$-
State and municipal	366,094	-	366,094
Equity	2,336,335	359,832	1,976,503
Total assets measured on a recurring basis	$59,801,920	$57,459,323	$2,342,597

The Company values impaired loans and other real estate acquired through foreclosure at fair value on a non-recurring basis using Level 2 inputs.  The Company has no assets measured at fair value on a non-recurring basis that are valued utilizing Level 1 or Level 3 inputs.  At December 31, 2012, values for impaired loans and other real estate owned measured at fair value on a non-recurring basis were established as follows:

	Total Fair Value	Level 1 Inputs	Level 2 Inputs
December 31, 2012
Impaired loans	$11,301,555	$-	$11,301,555
Other real estate owned	1,440,900	-	1,440,900
Total assets measured on a non-recurring basis	$12,742,455	$-	$12,742,455

December 31, 2011
Impaired loans	$13,508,334	$-	$13,508,334
Other real estate owned	1,715,138	-	1,715,138
Total assets measured on a non-recurring basis	$15,223,472	$-	$15,223,472

December 31, 2010
Impaired loans	$12,924,345	$-	$12,924,345
Other real estate owned	779,500	-	779,500
Total assets measured on a non-recurring basis	$13,703,845	$-	$13,703,845

The estimated fair values of the Company's financial assets and liabilities, including those asset and liabilities that are not measured and reported at fair value on a recurring or non-recurring basis are summarized below.  The fair value of cash and due from banks, federal funds sold, accrued interest receivable, bank owned life insurance, noninterest-bearing deposits, securities sold under agreements to repurchase, and accrued interest payable approximates their carrying value.  These financial instruments are excluded from the table below.  The fair values of a significant portion of these financial instruments are estimates derived using present value techniques prescribed by the Financial Accounting Standards Board and may not be indicative of the net realizable or liquidation values.  The calculation of estimated fair values is based on market conditions at a specific point in time and may not reflect current or future fair values.

	December 31, 2012		December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	amount	value	amount	value	amount	value
Financial assets
Level 2 inputs
Interest-bearing deposits	13,587,889	13,603,933	10,548,467	10,564,858	11,650,849	11,652,846
Investment securities	140,075,209	140,214,202	109,721,114	109,963,178	92,105,492	92,293,739
Level 3 inputs
Loans, net	227,346,558	227,337,397	227,534,139	227,579,218	237,001,219	236,918,959
Financial liabilities
Level 2 inputs
Interest-bearing deposits	263,857,994	263,972,110	252,920,179	253,150,103	250,014,068	250,225,814

The fair value of interest-bearing deposits with other financial institutions is estimated based on quoted interest rates for certificates of deposit with similar remaining terms.
The fair value of fixed-rate loans is estimated to be the present value of scheduled payments discounted using interest rates currently in effect for loans of the same class and term.  The fair value of variable-rate loans, including loans with a demand feature, is estimated to equal the carrying amount.  The valuation of loans is net of the allowance for loan losses.  The allowance for loan losses is significant to the fair value measurement of loans and includes significant unobservable inputs, therefore loans, in their entirety, are classified under Level 3.  It is not practicable to estimate the fair value of outstanding loan commitments, unused lines, and letters of credit.
The fair value of interest-bearing checking, savings, and money market deposit accounts approximates the carrying value.  The fair value of fixed-rate time deposits is estimated by discounting future cash flows using interest rates currently offered for deposits of similar remaining maturities.